EQUITY	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 7:-	EQUITY

a.	Composition of share capital:

	June 30, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Common Shares without par value	Unlimited	69,695,325	Unlimited	68,217,894

Common Shares confer upon their holders the right to participate in the general meeting where each Common Share has one voting right in all matters, receive dividends if and when declared and to participate in the distribution of surplus assets in case of liquidation of the Company.
b.	Changes in issued and outstanding share capital:

Number of shares

Balance as of January 1, 2022	68,217,894

Common Shares issued as a result of options exercised	217,368
Common Shares issued in settlement of purchase consideration of a business combination (1)	1,260,063

Balance as of June 30, 2022	69,695,325

(1)	Pharm Yarok - 523,700, Vironna - 485,362, Oranim - 251,001

The following table lists the movement in the number of share options and the weighted average exercise prices of share options in the 2018 Plan:

	Six months ended June 30, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the period	5,443,245	3.91

Options granted during the period	97,500	2.13
Options exercised during the period (*)	(227,067)	1.60
Options forfeited during the period	(188,850)	7.63

Options outstanding at the end of the period	5,124,828	3.89

Options exercisable at the end of the period	2,799,538	3.77

(*) Includes 18,755 Options exercised under cashless mechanism to 9,056 Common Shares.